Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Wealth management services
Total net revenue	$ 1,785,569	$ 263,697	$ 76,338
Distribution and service costs
Gross Margin	(2,323,148)	263,697	76,338
Operation cost and expenses
Selling, general and administrative expenses	20,467,764	7,190,705	600,560
Total operation cost and expenses	20,467,764	7,190,705	600,560
Loss from operations	(22,790,912)	(6,927,008)	(524,222)
Other income	81,816	149,767	64,335
Gain on disposal	54,121
Loss from continuing operations before income taxes	(22,654,975)	(6,777,241)	(459,887)
Income taxes benefit	(113,499)	(15,837)	(88,608)
Net loss from continuing operations	(22,541,476)	(6,761,404)	(371,279)
Net loss from discontinued operations	(188,390)	(115,426)	(664,472)
Net loss	(22,729,866)	(6,876,830)	(1,035,751)
Other comprehensive loss
Foreign currency translation adjustment	(24,477)	(12,122)	4,328
Total comprehensive loss	$ (22,754,343)	$ (6,888,952)	$ (1,031,423)
Loss per ordinary share from continuing operations *
Basic (in Dollars per share)	$ (0.439)	$ (0.665)	$ (0.045)
Diluted (in Dollars per share)	(0.439)	(0.665)	(0.045)
Loss per ordinary share from discontinued operations *
Basic (in Dollars per share)	(0.004)	(0.011)	(0.08)
Diluted (in Dollars per share)	$ (0.004)	$ (0.011)	$ (0.08)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	51,307,028	10,175,000	8,254,891
Diluted (in Shares)	51,307,028	10,175,000	8,254,891
Wealth management services
Wealth management services
Total net revenue	$ 569	$ 13,505	$ 76,338
Wealth management services | Referral Fees
Wealth management services
Total net revenue	569	13,505	76,338
Asset management services
Wealth management services
Total net revenue		250,192
Asset management services | Advisory service fees
Wealth management services
Total net revenue		250,192
AI Solutions services
Wealth management services
Total net revenue	1,785,000
AI Solutions services | Service fees
Wealth management services
Total net revenue	1,785,000
Distribution and service costs | Service fee cost
Distribution and service costs
Total distribution and service costs	4,108,717
Service fee cost
Distribution and service costs
Total distribution and service costs	$ 4,108,717